Collaborative Research, Development, and License Agreements	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Research, Development, and License Agreements

Note 6. Collaborative Research, Development, and License Agreements

License Agreements

From June 2021 to February 2022, certain patents owned or sublicensed by the Company became the subject of inter partes review proceedings filed by Cellink AB and its subsidiaries (collectively, “BICO Group AB”). The Company and BICO Group AB were also engaged in litigation regarding patent infringement during the same time period. On February 22, 2022, the Company and BICO Group AB signed a settlement and patent license agreement (“License Agreement”) to close all matters noted above. In addition to closing all legal matters and patent disputes noted above, as part of the agreement, the Company agreed to grant a non-exclusive license to BICO Group AB to use the Company’s aforementioned patents for its business operations of manufacturing and selling bioprinters as well as bioinks. The Company concluded that the nature of the license granted represents functional intellectual property.

As part of the License Agreement, BICO Group AB agreed to pay the Company ongoing sales-based royalties (based on percentages of BICO Group AB’s net sales) for the use of the granted license. The sales-based royalties became effective beginning on February 22, 2022, the effective date of the License Agreement, and continue until the expiration of the last surviving licensed patent. As the sales-based royalties are required to be paid 45 days after the end of every quarter, there is variable consideration that must be estimated to determine royalty revenue within a given reporting period. Once actual revenue earned is determined in the following fiscal quarter, an adjustment is made from the previously estimated amount. The Company estimated royalty revenue of $33,000 for the three months ended December 31, 2023. However, there was a decrease adjustment of approximately $28,000 relating to the prior quarter. For the three and nine months ended December 31, 2023, the Company recorded $5,000 and $80,000 of royalty revenue based on sales-based royalties from the License Agreement, respectively.

Also as part of the License Agreement, certain patents involved in the agreement are sublicensed by the Company from the University of Missouri and Clemson University. See below for further information.

University of Missouri

In March 2009, the Company entered into a license agreement with the Curators of the University of Missouri ("University of Missouri") to in-license certain technology and intellectual property relating to self-assembling cell aggregates and intermediate cellular units. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company is required to pay the University of Missouri royalties ranging from 1% to 3% of net sales of covered tissue products, and of the fair market value of covered tissues transferred internally for use in the Company’s commercial service business, depending on the level of net sales achieved by the Company each year.

The license agreement with the University of Missouri also includes an additional sales royalty of 3% of all revenue received from a sublicensee, when such sublicense is entered pursuant to settlement of litigation. Such revenue shall include, but not be limited to, all option fees, license issue fees (up-front payments), license maintenance fees, equity, and all royalty payments. Such revenue shall not include research funding provided to licensee by sublicensee. However, per the agreement, in the event that the Company defends the technology by litigation, it can offset any royalties due by legal expenses incurred. No royalty expense related to sales-based royalties has been recorded to date.

On December 5, 2022, the Company amended the license agreement with the University of Missouri, where the Company agreed to pay a single, up-front payment of $50,000 to the University of Missouri in exchange for the aforementioned licensed intellectual property to be fully paid up by the Company. As a result, the Company will continue to have rights to the licensed intellectual property until its expiration, but will no longer owe minimum annual royalty payments, royalty payments based on net sales, or any other payments (other than patent annuities and any prosecution costs) in the future.

Clemson University

In May 2011, the Company entered into a license agreement with Clemson University Research Foundation ("CURF") to in-license certain technology and intellectual property relating to ink-jet printing of viable cells. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company is required to pay CURF royalties ranging from 1.5% to 3% of net sales of covered tissue products and the fair market value of covered tissues transferred internally for use in the Company’s commercial service business, depending on the level of net sales reached each year. The license agreement terminates upon expiration of the patents licensed, which are expected to expire in May 2024, and is subject to certain conditions as defined in the license agreement. Minimum annual royalty payments of $20,000 were due for two years beginning in calendar 2014, and $40,000 per year beginning in calendar 2016. Royalty payments of $40,000 were made in each of the years ended March 31, 2023 and 2022. The annual minimum royalty is creditable against royalties owed during the same calendar year.

In addition to the annual royalties noted above, CURF is owed 40% of all payments including but not limited to, upfront payments, license fees, issue fees, maintenance fees, and milestone payments received from third parties, including sublicensees, in consideration for sublicensing rights to licensed products. However, per the agreement, in the event that the Company defends the technology by litigation, it can offset any royalties due by legal expenses incurred. As of December 31, 2023, the Company’s legal expenses exceeded royalties owed from the upfront payment and sales-based royalties related to the license agreement. Therefore, no royalty expense to CURF was recorded for the nine months ended December 31, 2023. No royalty expense related to sales-based royalties has been recorded to date.

Note 5. Collaborative Research, Development, and License Agreements

License Agreements

From June 2021 to February 2022, certain patents owned or sublicensed by the Company became the subject of IPR proceedings filed by Cellink AB and its subsidiaries (collectively, “BICO Group AB”). The Company and BICO Group AB were also engaged in litigation regarding patent infringement during the same time period. On February 22, 2022, the Company and BICO Group AB signed a settlement and patent license agreement (“License Agreement”) to close all matters noted above. In addition to closing all legal matters and patent disputes noted above, as part of the agreement, the Company agreed to grant a non-exclusive license to BICO

Group AB to use the Company’s aforementioned patents for its business operations of manufacturing and selling bioprinters as well as bioinks. The Company concluded that the nature of the license granted represents functional intellectual property.

As part of the License Agreement, BICO Group AB agreed to pay the Company a one time, nonrefundable upfront fee of $1,500,000. Based on Topic 606, the Company concluded that the performance obligation related to this upfront fee consisted of the Company filing stipulations of dismissal of all legal matters noted above, as well as the Company granting the non-exclusive license of the aforementioned patents within five days of receiving the upfront payment. The conditions of the performance obligation were satisfied, and therefore the Company recognized revenue of $1,500,000 on February 22, 2022, the executed date of the License Agreement.

Additionally, as part of the License Agreement, BICO Group AB agreed to pay the Company ongoing sales-based royalties (based on percentages of BICO Group AB’s net sales) for the use of the granted license. The sales-based royalties became effective beginning on February 22, 2022, the effective date of the License Agreement, and continue until the expiration of the last surviving licensed patent. As the sales-based royalties are required to be paid 45 days after the end of every quarter, there is variable consideration that must be estimated to determine royalty revenue within a given reporting period. Sales-based royalties that occurred prior to fiscal 2023 were recognized as revenue on a one quarter lag due to constraints on the estimates of variable consideration. During fiscal 2023, the Company began to estimate sales-based royalties earned each quarter. For the year ended March 31, 2023, the Company recorded $370,000 of royalty revenue based on sales-based royalties from the License Agreement. This recognized revenue is related to sales-based royalties earned from February 22, 2022 through March 31, 2023.

Also as part of the License Agreement, certain patents involved in the agreement are sublicensed by the Company from the University of Missouri and Clemson University. See below for further information.

University of Missouri

In March 2009, the Company entered into a license agreement with the Curators of the University of Missouri to in-license certain technology and intellectual property relating to self-assembling cell aggregates and to intermediate cellular units. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company is required to pay the University of Missouri royalties ranging from 1% to 3% of net sales of covered tissue products, and of the fair market value of covered tissues transferred internally for use in the Company’s commercial service business, depending on the level of net sales achieved by the Company each year. The Company paid the minimum annual royalty of $25,000 in January 2022 for its respective calendar year, which is credited against royalties due during the subsequent twelve months. No payments have been made in excess of the minimum annual royalties in the years ended March 31, 2023 and 2022.

The license agreement with the University of Missouri also includes an additional sales royalty of 3% of all revenue received from a sublicensee, when such sublicense is entered pursuant to settlement of litigation. Such revenue shall include, but not be limited to, all option fees, license issue fees (upfront payments), license maintenance fees, equity, and all royalty payments. Such revenue shall not include research funding provided to licensee by sublicensee. However, per the agreement, in the event that the Company defends the technology by litigation, it can offset any royalties due by legal expenses incurred. As of March 31, 2023, the Company’s legal expenses exceeded royalties owed from the upfront payment and sales-based royalties related to the License Agreement. Therefore, no royalty expense to the University of Missouri was recorded for the year ended March 31, 2023. No royalty expense related to sales-based royalties has been recorded to date.

On December 5, 2022, the Company amended the license agreement with the University of Missouri, whereas the Company agreed to pay a single, upfront payment of $50,000 to the University of Missouri in exchange for the aforementioned licensed intellectual property to be fully paid up by the Company. As a result, the Company will continue to have rights to the licensed intellectual property until its expiration, but will no longer owe minimum annual royalty payments, royalty payments based on net sales, or any other payments (other than patent annuities and any prosecution costs) in the future.

Clemson University

In May 2011, the Company entered into a license agreement with Clemson University Research Foundation to in-license certain technology and intellectual property relating to ink-jet printing of viable cells. The Company received the exclusive worldwide rights to commercialize products comprising this technology for all fields of use. The Company is required to pay the university royalties ranging from 1.5% to 3% of net sales of covered tissue products and the fair market value of covered tissues transferred internally for use in the Company’s commercial service business, depending on the level of net sales reached each year. The license agreement terminates upon expiration of the patents licensed, which are expected to expire in May 2024, and is subject to certain conditions as defined in the license agreement. Minimum annual royalty payments of $20,000 were due for each of the two years beginning with calendar 2014, and $40,000 per year beginning with calendar 2016. Royalty payments of $40,000 were made in each of the years ended March 31, 2023 and 2022. The annual minimum royalty is creditable against royalties owed during the same calendar year.

In addition to the annual royalties noted above, the University is owed 40% of all payments including but not limited to, upfront payments, license fees, issue fees, maintenance fees, and milestone payments received from third parties, including sublicensees, in consideration for sublicensing rights to licensed products. However, per the agreement, in the event that the Company defends the technology by litigation, it can offset any royalties due by legal expenses incurred. As of March 31, 2023, the Company’s legal expenses exceeded royalties owed from the upfront payment and sales-based royalties related to the License Agreement. Therefore, no royalty expense to Clemson University was recorded for the year ended March 31, 2023. No royalty expense related to sales-based royalties has been recorded to date.

Capitalized License Fees

Capitalized license fees consisted of the following (in thousands):

	March 31, 2023	March 31, 2022
License fees	$114	$218
Less accumulated amortization	(101)	(124)
License fees, net	$13	$94

The above license fees, net of accumulated amortization, are included in Other Assets in the accompanying consolidated balance sheets and are being amortized over the life of the related patents. Amortization expense of licenses was approximately $82,000 and $14,000 for the years ended March 31, 2023 and 2022, respectively. At March 31, 2023, the weighted average remaining amortization period for all licenses was approximately 2 years. The annual amortization expense of licenses for the next five years is estimated to be approximately $3,000 per year.

The Salk Institute for Biological Studies

In March 2023, the Company acquired the FXR Agonist program from Metacrine. All patent rights related to this program have been assigned to the Company in connection with the acquisition. In addition, the Company assumed and was assigned a license agreement with the Salk Institute for Biological Studies (hereafter “Salk”) that provides certain payments to Salk upon the successful development and commercialization of the lead compound, FXR314. The Company is required to pay Salk royalties ranging from 1% to 1.125% of net sales of therapeutics based on FXR314. In addition, the Company is required to make certain milestone payments based on the successful initiation and/or completion of certain development milestones, including $500,000 within 45 days of the dosing of the first patient in a phase III clinical trial, $1,000,000 within 45 days of FDA approval of the first Licensed Product and $1,500,000 within 45 days of the first commercial sale of a Licensed Product in the Territory. There are also reduced milestone payments application to a second or third licensed product, if any. Should the company sublicense the a licensed product to a third party, then it must pay a 3.5% of sublicensing revenue attributable to such a sublicense.